SHORT-TERM BORROWINGS (Details Textual)	1 Months Ended								12 Months Ended
	Dec. 18, 2015 USD ($)	Dec. 18, 2015 CNY (¥)	Mar. 27, 2015 USD ($)	Mar. 07, 2015 USD ($)	Mar. 07, 2015 CNY (¥)	Mar. 03, 2015 USD ($)	Jan. 28, 2015 USD ($)	Jan. 28, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 18, 2015 CNY (¥)	Dec. 02, 2015 USD ($)	Dec. 02, 2015 CNY (¥)	Mar. 27, 2015 CNY (¥)	Mar. 03, 2015 CNY (¥)
Line of Credit Facility [Line Items]
Line of Credit Facility, Interest Rate During Period									7.20%	7.50%	6.30%
Short-term borrowings									$ 1,541,000	$ 2,440,500
Interest Expense, Short-term Borrowings									196,220	176,160	$ 159,483
Notes Payable, Related Parties, Current									2,175,892	0
Line Of Credit, Current									1,541,000	2,440,500
Chen Ping [Member]
Line of Credit Facility [Line Items]
Notes Payable, Related Parties, Current			$ 660,679												¥ 4,120,000
Notes Payable, Related Parties													$ 3,207,180	¥ 20,000,000
Debt Instrument, Interest Rate, Effective Percentage			6.96%												6.96%
Debt Instrument, Maturity Date			Mar. 27, 2016
Nanjing Bank Company Limited [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Interest Rate During Period	7.20%	7.20%				7.811%
Short-term borrowings	$ 1,541,000					$ 2,405,385						¥ 10,000,000				¥ 15,000,000
Line of Credit Facility, Expiration Date	Dec. 18, 2016	Dec. 18, 2016				Mar. 03, 2016
Repayments of Short-term Debt	$ 1,603,590	¥ 10,000,000		$ 801,795	¥ 5,000,000		$ 1,603,590	¥ 10,000,000
Line Of Credit, Current	$ 1,541,000					$ 2,405,385						¥ 10,000,000				¥ 15,000,000
Commercial Bank of China Limited [Member]
Line of Credit Facility [Line Items]
Long-term Line of Credit									$ 1,541,000
Short-term borrowings										2,440,500
Line Of Credit, Current										$ 2,440,500